iShares®
iShares Trust
Supplement dated September 26, 2022 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and Prospectus (the “Prospectus”), each dated December 30, 2021 (as revised January 6, 2022), for the iShares Currency Hedged MSCI Eurozone ETF (HEZU), iShares Currency Hedged MSCI Germany ETF (HEWG), iShares Currency Hedged MSCI Japan ETF (HEWJ) and iShares Currency Hedged MSCI United Kingdom ETF (HEWU) (collectively, the “Funds” and each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for each Fund.
Change in the Funds’ “Principal Investment Strategies”
The following is added as the second to last paragraph in the section of each Fund’s Summary Prospectus and Prospectus entitled “Principal Investment Strategies:”
The Fund may lend securities representing up to one‑third of the value of the Fund’s total assets (including the value of any collateral received).
Change in the Funds’ “Summary of Principal Risks”
The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks:”
Securities Lending Risk. The Fund and the Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or the Underlying Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund or the Underlying Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Change in the Funds’ “A Further Discussion of Principal Risks”
The following is added to the section of each Fund’s Prospectus entitled “A Further Discussion of Principal Risks:”
Securities Lending Risk. The Fund and the Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or the Underlying Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund or the Underlying Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund or the Underlying Fund. BlackRock Institutional Trust Company, N.A. (“BTC”), the Fund’s securities lending agent, will take into account the tax impact to shareholders of substitute payments for dividends when managing the Fund’s securities lending program.
Change in the Funds’ “A Further Discussion of Principal Investment Strategies”
The first paragraph in the section of the Prospectus entitled “A Further Discussion of Principal Investment Strategies – Overview” is deleted in its entirety and replaced with the following for each Fund:
The Fund allocates and reallocates its assets among direct investments in securities and other instruments, and in investments in the Underlying Fund consistent with the allocation and reallocation of securities in the Underlying Index as determined by the Index Provider. The Fund invests in foreign currency forward contracts designed to hedge non‑U.S. currency fluctuations inherent in the securities in the Underlying Index. In addition, the Fund may borrow, lend its portfolio securities to brokers, dealers and financial institutions, and may invest the collateral in certain short-term instruments, either directly or through one or more money market funds, as described in greater detail in the Fund’s SAI.

Change in the Funds’ “Conflicts of Interest”
The following paragraph is added as the third to last paragraph in the section of each Fund’s Prospectus entitled “Conflicts of Interest:”
Under a securities lending program approved by the Board, the Fund has retained BTC, an Affiliate of BFA, to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
Change in the Funds’ “Taxes on Distributions”
The first paragraph in the section of the Prospectus entitled “Taxes on Distributions” is deleted in its entirety and replaced with the following for each Fund:
Taxes on Distributions. Distributions from the Fund’s net investment income (other than qualified dividend income), including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Distributions by the Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Long-term capital gains and qualified dividend income are generally eligible for taxation at a maximum rate of 15% or 20% for non‑corporate shareholders, depending on whether their income exceeds certain threshold amounts. In addition, a 3.8% U.S. federal Medicare contribution tax is imposed on “net investment income,” including, but not limited to, interest, dividends, and net gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
The second paragraph in the section of the Prospectus entitled “Taxes on Distributions” is deleted in its entirety and replaced with the following for HEZU:
Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by the Fund. Generally, qualified dividend income includes dividend income from taxable U.S. corporations and qualified non‑U.S. corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. Substitute dividends received by the Fund with respect to dividends paid on securities lent out will not be qualified dividend income. For this purpose, a qualified non‑U.S. corporation means any non‑U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the U.S., which includes an exchange of information program, or if the stock with respect to which the dividend was paid is readily tradable on an established U.S. securities market. The term excludes a corporation that is a passive foreign investment company.
The second paragraph in the section of the Prospectus entitled “Taxes on Distributions” is deleted in its entirety and replaced with the following for HEWG:
Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by the Fund. Generally, qualified dividend income includes dividend income from taxable U.S. corporations and qualified non‑U.S. corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. Substitute dividends received by the Fund with respect to dividends paid on securities lent out will not be qualified dividend income. For this purpose, a qualified non‑U.S. corporation means any non‑U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the U.S., which includes an exchange of information program, or if the stock with respect to which the dividend was paid is readily tradable on an established U.S. securities market. The term excludes a corporation that is a passive foreign investment company. Under current IRS guidance, the U.S. has a comprehensive income tax treaty with Germany.
The second paragraph in the section of the Prospectus entitled “Taxes on Distributions” is deleted in its entirety and replaced with the following for HEWJ:
Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by the Fund. Generally, qualified dividend income includes dividend income from taxable U.S. corporations and qualified non‑U.S. corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. Substitute dividends received by the Fund with respect to dividends paid on securities lent out will not be qualified dividend income. For this purpose, a qualified non‑U.S. corporation means any non‑U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the U.S., which includes an exchange of information program, or if the stock with respect to which the dividend was paid is readily tradable on an established U.S. securities market. The term excludes a corporation that is a passive foreign investment company. Under current IRS guidance, the U.S. has a comprehensive income tax treaty with Japan.
The second paragraph in the section of the Prospectus entitled “Taxes on Distributions” is deleted in its entirety and replaced with the following for HEWU:
Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by the Fund. Generally, qualified dividend income includes dividend income from taxable U.S. corporations and qualified non‑U.S. corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. Substitute dividends received by the Fund with respect to dividends paid on securities lent out will not be qualified dividend income. For this purpose, a qualified non‑U.S. corporation means any non‑U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the U.S., which includes an exchange of information program, or if the stock with respect to which the dividend was paid is readily tradable on an established U.S. securities market. The term excludes a corporation that is a passive foreign investment company. Under current IRS guidance, the U.S. has a comprehensive income tax treaty with the U.K.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

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IS‑A‑CH‑0922

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